Share of profit after tax of equity accounted units (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Share Of Profit After Tax Of Equity Accounted Units [Abstract]
Summary of share of profit after tax of equity accounted units
	2017	2016	2015
	US$m	US$m	US$m
Sales revenue: Rio Tinto share (a)	1,960	1,727	2,149
Operating costs	(1,400)	(1,237)	(1,609)
Profit before finance items and taxation	560	490	540
Finance items	(47)	(33)	(37)
Share of profit after tax of equity accounted units	17	20	35
Profit before taxation	530	477	538
Taxation	(191)	(156)	(177)
Profit for the year (Rio Tinto share)	339	321	361

(a)	Sales revenue of equity accounted units includes sales by equity accounted units to Group subsidiaries.